Restatement of Previously Issued Consolidated Financial Statements - Combined Statements of Financial Position (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents		¥ 8,489		¥ 3,665
Trade receivables		38,456		4,824
Prepayments, other receivables and other assets		105,833		49,859
Total current assets		152,778		58,348
Non-current assets
Right-of-use assets		19,766		18,313		¥ 3,864
Financial assets at fair value through profit or loss		5,000
Property, plant and equipment		548
Deferred tax assets		0		0
Total non-current assets		25,314		18,313
Total assets		178,092		76,661
Current liabilities
Current lease liabilities		7,067		3,935
Trade payables (as restated)		16,872		4,320
Other payables and accruals		112,148		39,947
Total current liabilities		136,087		48,202
Non-current liabilities
Non-current lease liabilities		12,566		13,901
Total non-current liabilities		12,566		13,901
Total liabilities		148,653		62,103
EQUITY
Combined capital	[1]	0	[2]	0	[3]
Additional paid in capital		423,329		147,986
Accumulated losses		(393,890)		(133,428)
Total equity		29,439		14,558		¥ 24,073
Total equity and liabilities		178,092		76,661
As Filed
CURRENT ASSETS
Cash and cash equivalents		8,726		3,665
Trade receivables		740
Prepayments, other receivables and other assets		117,498		44,693
Total current assets		126,964		48,358
Non-current assets
Right-of-use assets		20,554		19,237
Financial assets at fair value through profit or loss		5,000
Property, plant and equipment		548
Deferred tax assets		337		9
Total non-current assets		26,439		19,246
Total assets		153,403		67,604
Current liabilities
Current lease liabilities		8,061		4,216
Trade payables (as restated)		437
Other payables and accruals		107,440		39,234
Total current liabilities		115,938		43,450
Non-current liabilities
Non-current lease liabilities		12,396		14,390
Total non-current liabilities		12,396		14,390
Total liabilities		128,334		57,840
EQUITY
Combined capital		0	[2]	0	[3]
Additional paid in capital		415,601		147,986
Accumulated losses		(390,532)		(138,222)
Total equity		25,069		9,764
Total equity and liabilities		153,403		67,604
Restatement Adjustments
CURRENT ASSETS
Cash and cash equivalents		(237)
Trade receivables		37,716		4,824
Prepayments, other receivables and other assets		(11,665)		5,166
Total current assets		25,814		9,990
Non-current assets
Right-of-use assets		(788)		(924)
Deferred tax assets		(337)		(9)
Total non-current assets		(1,125)		(933)
Total assets		24,689		9,057
Current liabilities
Current lease liabilities		(994)		(281)
Trade payables (as restated)		16,435		4,320
Other payables and accruals		4,708		713
Total current liabilities		20,149		4,752
Non-current liabilities
Non-current lease liabilities		170		(489)
Total non-current liabilities		170		(489)
Total liabilities		20,319		4,263
EQUITY
Combined capital		0		0
Additional paid in capital		7,728
Accumulated losses		(3,358)		4,794
Total equity		4,370		4,794
Total equity and liabilities		¥ 24,689		¥ 9,057

[1]	Representing amount less than RMB1,000.
[2]	* Representing amount less than RMB1,000.
[3]	* Representing amount less than RMB1,000.